Related Party Disclosures	12 Months Ended
Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
Related Party Disclosures

NOTE 21: RELATED PARTY DISCLOSURES

At December 31, 2023 and 2022, the amounts due to affiliate companies were as follows:

	December 31, 2023	December 31, 2022
Peers Business Inc. (Other related party)	$—	$(10,000)
Navios Shipmanagement Inc. (Other related party)	(4,168)	(1,319)
Total	$(4,168)	$(11,319)

Amounts due to affiliate companies do not accrue interest and do not have a specific due date for their settlement apart from the Navios Holdings Loan Agreement (as defined herein) which was repaid as of December 31, 2021, and the Promissory Note (as defined herein).

The Navios Holdings Loan Agreement: On April 25, 2019, Navios Logistics agreed to lend Navios Holdings $50,000 on a secured basis (the “Navios Holdings Loan Agreement”). The secured credit facility included an arrangement fee of $500 and initially bore fixed interest of 12.75% for the first year and 14.75% for the second year. On December 2, 2019, Navios Logistics agreed to increase the amount available under the Navios Holdings Loan Agreement by $20,000. Following this amendment, as a result of various factors, (a) the interest rate on the Navios Holdings Loan Agreement decreased to 10.0%, and (b) the maturity of the Navios Holdings Loan Agreement was extended to December 2024.

On June 24, 2020, Navios Logistics entered into a deed of assignment and assumption with its wholly owned subsidiary, Grimaud in which Navios Logistics assigned the Navios Holdings Loan to Grimaud. On June 25, 2020, Grimaud agreed to amend the Navios Holdings Loan Agreement to amend the interest payment date in respect of the Navios Holdings Loan and to allow a portion of the total interest payable in respect of the Navios Holdings Loan to be effected in common shares of Navios Holdings. On July 10, 2020, Navios Holdings issued 2,414,263 shares of common stock to Grimaud and paid Grimaud $6,381 in satisfaction of the interest payable in respect of the Navios Holdings Loan Agreement as of that date. Effective as of May 2021, and upon the release of certain collateral, the facility bore interest of 13.0% per annum.

On June 30, 2021, Grimaud entered into a supplemental agreement (the “Supplemental Navios Holdings Loan Agreement”), whereby Grimaud and Navios Holdings agreed to amend the Navios Holdings Loan Agreement so that the Navios Holdings Loan Agreement could be repaid or prepaid in full through the issuance of shares of common stock of Navios Holdings (the “Shares”) to Grimaud. The effectiveness of the Supplemental Navios Holdings Loan Agreement was subject to, and contingent upon, a prepayment by Navios Holdings of the Navios Holdings Loan Agreement in the amount of $7,500 in cash and the effectiveness of a registration statement of Navios Holdings registering the resale of 9,301,542 Shares, among other conditions. On July 13, 2021, the Shares were transferred to Grimaud and the Navios Holdings Loan Agreement was repaid in full. Subsequently, Grimaud entered into a 10b-5 sales agreement for the sale of the Shares. As of July 30, 2021, the date on which the shares of Grimaud were distributed as dividend to the shareholders of the Company, Grimaud had sold 752,000 shares of common stock of Navios Holdings and generated net proceeds of $3,704. Following the July 30, 2021 dividend, the Company recognized a loss of $24,149 in its consolidated statement of profit/(loss) for the year ended December 31, 2021 under the caption “Loss from mark to market and disposal of financial asset”.

As of December 31, 2021, the full amount outstanding under the Navios Holdings Loan Agreement was repaid. For the years ended December 31, 2023, 2022 and 2021, interest income related to Navios Holdings Loan Agreement amounted to nil, nil and $4,222, respectively, and is included in the consolidated statement of profit/(loss) under the caption “Finance income”.

Administrative expenses: On August 29, 2019, Navios Logistics entered into an assignment agreement with Navios Corporation (“NC”) and Navios Shipmanagement Inc. (“NSM”), whereby the administrative services agreement originally entered into between Navios Logistics and Navios Holdings on April 12, 2011, first assigned to NC on May 28, 2014 and subsequently amended on April 6, 2016 and January 1, 2022 (extending the term of the agreement to January 1, 2027), was assigned from NC to NSM. Since the assignment, NSM continues to provide certain administrative management services to Navios Logistics. NSM is reimbursed for reasonable costs and expenses incurred in connection with the provision of these services. Total administrative expenses charged for the years ended December 31, 2023, 2022 and 2021 amounted to $2,910, $1,431 and $1,144, respectively.

Lodging and travel services: Navios Logistics obtains lodging and travel services from entities all partially owned by Claudio Pablo Lopez, Navios Logistics’ Vice Chairman. Total charges were $25, $8 and $nil for the years ended December 31, 2023, 2022 and 2021, respectively. Amounts payable amounted to less than $0.1 million and nil 0 as of December 31, 2023 and December 31, 2022, respectively.

Promissory note: On July 30, 2021, the Company issued a $20,000 promissory note to Grimaud (the “Promissory Note”). On July 30, 2021, Grimaud entered into an assignment agreement with Peers Business Inc. (“Peers”), whereby the Promissory Note was assigned to Peers. In February 2023, the Company paid the remaining balance of $10,000 in full and there is no remaining outstanding balance on the Promissory Note as of December 31, 2023.

Navios Logistics has entered into an agreement with NSM with effect as of October 1, 2023, for the leasing of its global office spaces (see Note 20 “Leases”). The agreement has a term of five years with fees of $35.6 per month for the first year of the contract increasing thereafter 5% per annum for the second, third, and fourth years, and 3% for the fifth year. The Conflicts Committee of Navios Logistics has approved the transaction.

In October 2023, Navios Logistics agreed to charter-in the Navios Vega, a 2009-built Ultra-Handymax vessel, following her modification to a ship-to-ship transhipper vessel, from Navios Maritime Partners L.P. for a period of five years at a rate of $25.8 net per day. This transaction was negotiated by, and unanimously approved by, the conflicts committee of Navios Logistics. Navios Vega was delivered to the Company in February 2024.

Shareholders’ agreement

Pursuant to a shareholders’ agreement (the “Shareholders’ Agreement”) entered into in January 2008 in connection with the original combination of the Uruguayan port business and the upriver barge business, Grandall Investments S.A. (“Grandall”) (an entity owned and controlled by Lopez family members, including Claudio Pablo Lopez, the Company’s Vice Chairman) had certain rights as shareholders, including certain rights of first offer, rights of first refusal, tag along rights, exit options and veto rights. Pursuant to an amendment dated June 17, 2010, the shares of common stock held by Navios Holdings, upon the Company becoming subject to the reporting requirements of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) will be converted into shares of Class B Common Stock, with each share of Class B Common Stock entitling its holder to twenty five votes per share. Navios Holdings has currently waived such conversion provision. If and when the conversion occurs, it will permit Navios Holdings to control Navios Logistics even if it does not hold a majority economic interest.

Pursuant to an Assignment and Succession agreement dated December 17, 2012, Peers Business Inc., a Panamanian corporation assumed all rights and obligations of Grandall under the Shareholders’ Agreement.

On November 19, 2019, Navios Holdings entered into a shareholders agreement with Peers granting certain protections to minority shareholders in certain events.

Employment agreements - compensation of key management personnel

The Company has an employment agreement with one management employee who is a non-controlling shareholder of the Company. This agreement stipulates, among other things, severance and benefit arrangements in the event of termination. In addition, the agreement includes confidentiality provisions and covenants not to compete. The agreement renews automatically for successive one-year periods until either party gives 90 days’ written notice of its intention to terminate the agreement. The agreement calls for a base salary equal to $340 per year, plus annual bonuses and other incentives, provided certain performance targets were achieved. Under the agreements, the Company accrued compensation expenses relating to its key management employees totaling $340, $1,060 and $900 for the years ended December 31, 2023, 2022 and 2021, respectively and is included in the consolidated statements of profit/(loss) under the caption “Administrative expenses.”

Pursuant to the assignment agreement with NC and NSM, the latter provides certain administrative management services to Navios Logistics including the compensation of its directors and members of the Company’s senior management who are not employees of the Company. This compensation is included in the administrative expenses charged which for the years ended December 31, 2023, 2022 and 2021 amounted to $2,910, $1,431 and $1,144, respectively.